Loans	12 Months Ended
Jun. 30, 2021
Loan [Abstract]
LOANS

NOTE C - LOANS

The composition of the loan portfolio at June 30 was as follows:

(in thousands)	2021	2020
Residential real estate
One- to four-family	$224,125	$222,489
Multi-family	19,781	12,373
Construction	5,433	4,045
Land	1,308	765
Farm	2,234	2,354
Nonresidential real estate	35,492	33,503
Commercial and industrial	2,259	2,214
Consumer and other
Loans on deposits	1,129	1,245
Home equity	7,135	7,645
Automobile	75	67
Unsecured	553	675
	299,524	287,375

Allowance for loan losses	(1,622)	(1,488)
	$297,902	$285,887

The amounts above include net deferred loan fees of $167,000 and $177,000 as of June 30, 2021 and 2020.

The following tables present the balance in the allowance for loan losses and the recorded investment in loans by portfolio class and based on impairment method as of June 30, 2021 and 2020. There were $595,000 and $751,000 in loans acquired with deteriorated credit quality at June 30, 2021 and 2020, respectively.

June 30, 2021:

(in thousands)	Loans individually evaluated	Loans acquired with deteriorated credit quality*	Ending loans balance	Ending allowance attributed to loans
Loans individually evaluated for impairment:
Residential real estate:
One- to four-family	$3,738	$595	$4,333	$--
Multi-family	646	--	646	--
Farm	274	--	274	--
Nonresidential real estate	1,367	--	1,367	--
Consumer and other:
Unsecured	16	--	16	--
	6,041	595	6,636	--

Loans collectively evaluated for impairment:
Residential real estate:
One- to four-family			$219,792	$794
Multi-family			19,135	291
Construction			5,433	12
Land			1,308	3
Farm			1,960	5
Nonresidential real estate			34,125	494
Commercial and industrial			2,259	5
Consumer and other:
Loans on deposits			1,129	2
Home equity			7,135	15
Automobile			75	--
Unsecured			537	1
			292,888	1,622
			$299,524	$1,622

*	These loans were evaluated at acquisition date at their estimated fair value and there has been no subsequent deterioration since acquisition.

June 30, 2020:

(in thousands)	Loans individually evaluated	Loans acquired with deteriorated credit quality*	Ending loans balance	Ending allowance attributed to loans	Unallocated allowance	Total allowance
Loans individually evaluated for impairment:
Residential real estate:
One- to four-family	$3,983	$751	$4,734	$--	$--	$--
Multi-family	671	--	671	--	--	--
Construction	63	--	63	--	--	--
Farm	309	--	309	--	--	--
Nonresidential real estate	660	--	660	--	--	--
	5,686	751	6,437	--	--	--

Loans collectively evaluated for impairment:
Residential real estate:
One- to four-family			$217,755	$671	$--	$671
Multi-family			11,702	184	--	184
Construction			3,982	6	--	6
Land			765	1	--	1
Farm			2,045	4	--	4
Nonresidential real estate			32,843	405	--	405
Commercial and industrial			2,214	3	--	3
Consumer and other
Loans on deposits			1,245	2	--	2
Home equity			7,645	11	--	11
Automobile			67	--	--	--
Unsecured			675	1	--	1
Unallocated			--	--	200	200
			280,938	1,288	200	1,488
			$287,375	$1,288	$200	$1,488

*	These loans were evaluated at acquisition date at their estimated fair value and there has been no subsequent deterioration since acquisition.

The following tables present impaired loans by class of loans as of and for the years ended June 30, 2021 and 2020:

June 30, 2021:

(in thousands)	Unpaid Principal Balance and Recorded Investment	Allowance for Loan Losses Allocated	Average Recorded Investment	Interest Income Recognized	Cash Basis Income Recognized
With no related allowance recorded:
Residential real estate:
One- to four-family	$4,333	$--	$4,534	$107	$107
Multi-family	646	--	659	24	24
Construction	--	--	32	--	--
Farm	274	--	292	35	35
Nonresidential real estate	1,367	--	1,014	60	60
Consumer and other:
Unsecured	16	--	8	1	1
Total	$6,636	$--	$6,537	$227	$227

June 30, 2020:

(in thousands)	Unpaid Principal Balance and Recorded Investment	Allowance for Loan Losses Allocated	Average Recorded Investment	Interest Income Recognized	Cash Basis Income Recognized
With no related allowance recorded:
Residential real estate:
One- to four-family	$4,734	$--	$4,713	$172	$172
Multi-family	671	--	679	32	32
Construction	63	--	13	--	--
Farm	309	--	309	11	11
Nonresidential real estate	660	--	701	47	47
Total	$6,437	$--	$6,415	$262	$262

The following tables present the recorded investment in nonaccrual and loans past due over 90 days still on accrual status by class of loans as of June 30, 2021 and 2020. The tables include loans acquired with deteriorated credit quality. At June 30, 2021, the table below includes approximately $365,000 of loans on nonaccrual and no loans past due over 90 days and still accruing of loans acquired with deteriorated credit quality, while at June 30, 2020, approximately $508,000 of loans on nonaccrual and no loans past due over 90 days and still accruing represent such loans.

	June 30, 2021		June 30, 2020
(in thousands)	Nonaccrual	Loans Past Due Over 90 Days Still Accruing	Nonaccrual	Loans Past Due Over 90 Days Still Accruing
Residential real estate:
One- to four-family	$4,104	$243	$4,458	$1,135
Multi-family	646	--	671	--
Construction	--	--	63	--
Farm	274	--	309	--
Nonresidential real estate	1,367	--	660	--
Commercial and industrial	--	--	4	--
Consumer	21	--	95	--
	$6,412	$243	$6,260	$1,135

One- to four-family loans in process of foreclosure totaled $577,000 and $694,000 at June 30, 2021 and 2020, respectively.

Troubled Debt Restructurings:

A Troubled Debt Restructuring (“TDR”) is the situation where the Bank grants a concession to the borrower that the Banks would not otherwise have considered due to the borrower’s financial difficulties. All TDRs are considered “impaired.”

At June 30, 2021 and 2020, the Company had $1.7 million and $1.9 million of loans classified as TDRs, respectively. Of the TDRs at June 30, 2021, approximately 26.8% were related to the borrower’s completion of Chapter 7 bankruptcy proceedings with no reaffirmation of the debt to the Banks.

During the year ended June 30, 2021, the Company had two loans, which were associated with a single borrower and were both secured by a single-family residence, restructured as TDRs. The loans were classified as TDRs pursuant to court action under Chapter 7 bankruptcy proceedings without the borrower reaffirming the debt personally. Those two loans were current and totaled $142,000 at June 30, 2021.

In December 2020, Congress amended the CARES Act through the Consolidated Appropriation Act of 2021, which provided additional COVID-19 relief to American families and businesses, including extending TDR relief under the CARES Act until the earlier of December 31, 2021 or 60 days following the termination of the national emergency. The relief can only be applied to modifications for borrowers that were not more than 30 days past due as of December 31, 2019. The Company elected to adopt these provisions of the CARES Act. In response to the Covid-19 pandemic and the widespread economic downturn that immediately resulted, the Company adopted a loan forbearance plan in which then-current affected borrowers could request deferral of their loan payments for a period of three months. A total of $815,000 in loans were accepted into the plan for the twelve months ended June 30, 2021. At June 30, 2021 all of those loans had reached the end of their three-month deferral date period and returned to regular payment status.

During the year ended June 30, 2020, the Company had six loans restructured as TDRs. One borrower refinanced a piece of one- to four-family, non-owner occupied, residential property to bring to current amounts owed on other loans with the Bank. Because the borrower’s financial condition had deteriorated, it was unlikely that the borrower could have secured financing elsewhere. The restructured loan is collateralized and cross-collateralized by real estate. Three single family residential borrowers filed for Chapter 7 bankruptcy protection and did not reaffirm the debts personally, although the Company’s collateral position remains intact. Finally, a first and second mortgage on an 8-plex were refinanced into a single loan with a slightly extended maturity term and a lower interest rate, which was consistent with similarly-priced comparable loans at the time of refinance

In order to determine whether a borrower is experiencing financial difficulty, we consider the probability that the borrower will be in payment default on any of its debt in the foreseeable future without the modification. This evaluation is performed under the Company’s internal underwriting policy.

The Company had no allocated specific reserves to customers whose loan terms have been modified in troubled debt restructurings as of June 30, 2021 or 2020. At June 30, 2021 and 2020, TDR loans on nonaccrual status totaled $1.7 million and $1.8 million, respectively. The Company had no commitments to lend additional amounts as of June 30, 2021 and 2020, to customers with outstanding loans that are classified as troubled debt restructurings. The Company had no TDR loans which defaulted during fiscal 2021 or during fiscal 2020.

The following tables present the aging of the principal balance outstanding in accruing past due loans as of June 30, 2021 and 2020, by class of loans. The tables include loans acquired with deteriorated credit quality. At June 30, 2021, the table below includes $96,000 in loans 30-89 days past due and approximately $25,000 of loans past due over 90 days that were acquired with deteriorated credit quality, while at June 30, 2020, the table below includes $101,000 in loans 30-89 days past due and approximately $28,000 of loans past due over 90 days of such loans.

June 30, 2021:

(in thousands)	30-89 Days Past Due	Greater than 90 Days Past Due	Total Past Due	Loans Not Past Due	Total
Residential real estate:
One-to four-family	$2,392	$1,338	$3,730	$220,395	$224,125
Multi-family	--	--	--	19,781	19,781
Construction	80	--	80	5,353	5,433
Land	--	--	--	1,308	1,308
Farm	101	--	101	2,133	2,234
Nonresidential real estate	--	241	241	35,251	35,492
Commercial and industrial	6	--	6	2,253	2,259
Consumer and other:
Loans on deposits	--	--	--	1,129	1,129
Home equity	116	--	116	7,019	7,135
Automobile	--	--	--	75	75
Unsecured	4	--	4	549	553
Total	$2,699	$1,579	$4,278	$295,246	$299,524

June 30, 2020:

(in thousands)	30-89 Days Past Due	Greater than 90 Days Past Due	Total Past Due	Loans Not Past Due	Total
Residential real estate:
One-to four-family	$2,546	$2,670	$5,216	$217,273	$222,489
Multi-family	--	--	--	12,373	12,373
Construction	192	63	255	3,790	4,045
Land	--	--	--	765	765
Farm	107	309	416	1,938	2,354
Nonresidential real estate	57	253	310	33,193	33,503
Commercial and industrial	--	--	--	2,214	2,214
Consumer and other:
Loans on deposits	--	--	--	1,245	1,245
Home equity	255	90	345	7,300	7,645
Automobile	--	--	--	67	67
Unsecured	--	--	--	675	675
Total	$3,157	$3,385	$6,542	$280,833	$287,375

Credit Quality Indicators:

The Company categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt such as: current financial information, historical payment experience, credit documentation, public information, and current economic trends, among other factors. The Company analyzes loans individually by classifying the loans as to credit risk. This analysis is performed on an annual basis. The Company uses the following definitions for risk ratings:

Special Mention. Loans classified as special mention have a potential weakness that deserves management’s close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan or of the institution’s credit position at some future date.

Substandard. Loans classified as substandard are inadequately protected by the current net worth and paying capacity of the obligor or of the collateral pledged, if any. Loans so classified have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. They are characterized by the distinct possibility that the institution will sustain some loss if the deficiencies are not corrected.

Doubtful. Loans classified as doubtful have all the weaknesses inherent in those classified as substandard, with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions and values, highly questionable and improbable.

Loans not meeting the criteria above that are analyzed individually as part of the above-described process are considered to be pass rated loans. Loans listed that are not rated are included in groups of homogeneous loans and are evaluated for credit quality based on performing status. See the aging of past due loan table above. As of June 30, 2021, and 2020, and based on the most recent analysis performed, the risk category of loans by class of loans was as follows:

June 30, 2021:

(in thousands)	Pass	Special Mention	Substandard	Doubtful
Residential real estate:
One- to four-family	$217,485	$596	$6,044	$--
Multi-family	19,135	--	646	--
Construction	5,433	--	--	--
Land	1,308	--	--	--
Farm	1,960	--	274	--
Nonresidential real estate	32,748	924	1,820	--
Commercial and industrial	2,259	--	--	--
Consumer and other:
Loans on deposits	1,129	--	--	--
Home equity	7,044	39	52	--
Automobile	75	--	--	--
Unsecured	546	--	7	--
Total	$289,122	$1,559	$8,843	$--

June 30, 2020:

(in thousands)	Pass	Special Mention	Substandard	Doubtful
Residential real estate:
One- to four-family	$215,010	$742	$6,737	$--
Multi-family	11,702	--	671	--
Construction	3,982	--	63	--
Land	765	--	--	--
Farm	2,045	--	309	--
Nonresidential real estate	31,529	939	1,035	--
Commercial and industrial	2,188	--	26	--
Consumer and other:
Loans on deposits	1,245	--	--	--
Home equity	7,505	39	101	--
Automobile	67	--	--	--
Unsecured	670	--	5	--
Total	$276,708	$1,720	$8,947	$--

The following tables present the activity in the allowance for loan losses by portfolio segment for the years ended June 30, 2021 and 2020:

June 30, 2021:

(in thousands)	Beginning balance	Provision for loan losses	Loans charged off	Recoveries	Ending balance
Residential real estate:
One- to four-family	$671	$146	$(23)	$--	$794
Multi-family	184	107	--	--	291
Construction	6	6	--	--	12
Land	1	2	--	--	3
Farm	4	1	--	--	5
Nonresidential real estate	405	89	--	--	494
Commercial and industrial	3	2	--	--	5
Consumer and other:
Loans on deposits	2	--	--	--	2
Home equity	11	42	(45)	7	15
Auto	--	--	--	--	--
Unsecured	1	(3)	--	3	1
Unallocated	200	(200)	--	--	--
Totals	$1,488	$192	$(68)	$10	$1,622

June 30, 2020:

(in thousands)	Beginning balance	Provision for loan losses	Loans charged off	Recoveries	Ending balance
Residential real estate:
One- to four-family	$685	$49	$(65)	$2	$671
Multi-family	200	(16)	--	--	184
Construction	6	--	--	--	6
Land	1	--	--	--	1
Farm	6	(2)	--	--	4
Nonresidential real estate	336	69	--	--	405
Commercial and industrial	5	(2)	--	--	3
Consumer and other:
Loans on deposits	3	(1)	--	--	2
Home equity	14	(3)	--	--	11
Auto	--	8	(8)	--	--
Unsecured	--	1	--	--	1
Unallocated	200	--	--	--	200
Totals	$1,456	$103	$(73)	$2	$1,488

Purchased Loans:

The Company purchased loans during the fiscal year ended June 30, 2013 for which there was, at acquisition, evidence of deterioration of credit quality since origination and it was probable, at acquisition, that all contractually required payments would not be collected. The carrying amount of those loans, net of a purchase credit discount of $88,000 and $351,000, at June 30, 2021 and 2020, respectively, was as follows:

(in thousands)	2021	2020
Residential real estate:
One- to four-family	$595	$751

Accretable yield, or income expected to be collected on loans purchased during fiscal year 2013, for the years ended June 30 was as follows:

(in thousands)	2021	2020
Balance at beginning of year	$447	$544
Accretion of income	(57)	(97)
Balance at end of year	$390	$447

For those purchased loans disclosed above, the Company made no increase in allowance for loan losses for the years ended June 30, 2021 or 2020, nor were any allowance for loan losses reversed during those years.